Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (22,210)	$ 22,828
Currency impact on long term funding (Net of tax)	(9,252)	(18,880)
Actuarial loss on defined benefit pension plan (note 9)	(6,113)	(1,988)	(3,371)
Unrealised capital gain/(loss) - investments (note 3)	20
Total	$ (37,555)	$ 1,960